Schedule of Fair Value of Stock Option Awards (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum		97.26%	72.67%
Expected volatility, maximum		116.06%	90.82%
Risk free interest rate, minimum		0.18%	0.16%
Risk free interest rate, maximum		0.81%	1.37%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		2 years 6 months	1 year 7 months 13 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		3 years 3 months	3 years 6 months